UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21419

                                SPARX Funds Trust
                                -----------------
               (Exact name of Registrant as specified in charter)

                  360 Madison Avenue, New York, New York, 10017
               (Address of principal executive offices)(zip code)


                              Kevin T. Medina, Esq.
                     SPARX Investment & Research, USA, Inc.
                               360 Madison Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

                                    Copy to:
                                Janna Manes, Esq.
                            Strook Strook & Lavan LLP
                                 180 Maiden Lane
                               New York, NY 10038

       Registrant's telephone number, including area code: (212) 452-5000

                       Date of fiscal year end: October 31
                                                ----------
                   Date of reporting period: January 31, 2006
                                             ----------------

Item 1.  Schedule of Investments

SPARX Japan Fund
Statement of Investments
January 31, 2006 (Unaudited)

                                SPARX Japan Fund
                            Portfolio of Investments
                                January 31, 2006
                                   (Unaudited)


    SHARES                                                             VALUE
------------                                                        ------------

            COMMON STOCKS                                  91.3%

            BANKS                                           9.3%
    104,000 Bank of The Ryukyus, Ltd.                                $3,110,297
        610 Mizuho Financial Group, Inc.                              4,989,562
        597 Sumitomo Mitsui Financial Group, Inc.                     6,968,773
                                                                    ------------
                                                                     15,068,632
                                                                    ------------

            CHEMICALS                                       1.5%
     33,800 Kose Corp.                                                1,462,992
    131,000 Taiyo Nippon Sanso Corp.                                    993,397
                                                                    ------------
                                                                      2,456,389
                                                                    ------------


            COMMUNICATION                                   6.0%
         50 Advanced Media, Inc.*                                       430,282
         44 DDS, Inc.*                                                1,113,450
      1,604 Fuji Television Network, Inc.                             4,004,362
        500 Intelligent Wave, Inc.                                    1,563,498
      1,952 Yahoo! Japan Corp.                                        2,644,468
                                                                    ------------
                                                                      9,756,060
                                                                    ------------

            CONSTRUCTION                                    1.3%
    395,000 Tomoe Corp.                                               2,036,169
                                                                    ------------

            ELECTRICAL APPLIANCES                           6.4%
     67,100 CMK Corp.                                                 1,429,302
      9,600 Cosel Co., Ltd.                                             397,529
    187,700 Densei-Lambda K.K.                                        3,998,211
    101,000 Neomax Co., Ltd.                                          3,476,675
      6,400 Nidec Corp.                                                 586,205
    100,000 Nippon Avionics Co., Ltd.                                   491,629
                                                                    ------------
                                                                     10,379,551
                                                                    ------------

            FISHERY, AGRICULTURE & FORESTRY                 0.8%
    300,000 Nippon Suisan Kaisha, Ltd.                                1,221,829
                                                                    ------------

            FOODS                                           1.4%
    209,000 Calpis Co., Ltd.                                          1,559,954
    294,000 Japan Food & Liquor Alliance, Inc.                          728,957
                                                                    ------------
                                                                      2,288,911
                                                                    ------------

            GLASS & CERAMICS PRODUCTS                       2.3%
     57,000 Nippon Electric Glass Co., Ltd.                           1,500,703
    533,000 Taiheiyo Cement Corp.                                     2,157,159
                                                                    ------------
                                                                      3,657,862
                                                                    ------------
            IRON & STEEL                                    0.9%
    200,000 Godo Steel Ltd.                                           1,395,646
                                                                    ------------

            MACHINERY                                       6.0%
     37,300 Hitachi Construction Machinery Co., Ltd.                  1,029,711
     70,300 Hoden Seimitsu Kako Kenkyusho Co., Ltd.                     898,479
     40,000 Inoue Kinzoku Kogyo Co., Ltd.                               598,134
    159,000 Komatsu, Ltd.                                             2,933,029
    291,000 NTN Corp.                                                 2,313,322
     50,000 Sasakura Engineering Co., Ltd.                              668,854
     41,200 Shima Seiki Manufacturing Ltd.                            1,168,969
                                                                    ------------
                                                                      9,610,498
                                                                    ------------

            METAL PRODUCTS                                  0.6%
     35,000 Rinnai Corp.                                                893,154
                                                                    ------------

            NONFERROUS METALS                               3.0%
    366,000 Sumitomo Metal Mining Co., Ltd.                           4,914,719
                                                                    ------------

            OIL & COAL PRODUCTS                             0.8%
    163,000 Nippon Mining Holdings, Inc.                              1,337,443
                                                                    ------------


The accompanying notes are an integral part of the schedule of Investments.

                                SPARX Japan Fund
                            Portfolio of Investments
                                January 31, 2006
                                   (Unaudited)

    SHARES                                                             VALUE
------------                                                        ------------

            OTHER PRODUCTS                                 10.2%
     58,400 Arrk Corp.                                                4,766,941
    145,000 Asics Corp.                                               1,434,371
     65,400 Banpresto Co., Ltd.                                       1,638,274
     69,100 Cleanup Corp.                                               754,792
     81,500 Fuji Seal International, Inc.                             2,645,721
    282,700 Namco Bandai Holdings Inc.                                4,244,173
     47,500 Roland Corp.                                              1,070,485
                                                                    ------------
                                                                     16,554,757
                                                                    ------------

            PHARMACEUTICALS                                 1.5%
     67,300 Daiichi Sankyo Co., Ltd.                                  1,393,422
     39,200 Hisamitsu Pharmaceutical Co., Inc.                          993,652
                                                                    ------------
                                                                      2,387,074
                                                                    ------------

            PRECISION INSTRUMENTS                           4.0%
      5,700 Medkit Co., Ltd.                                          3,278,235
    121,800 Nidec Copal Electronics Corp.                             1,681,217
        100 V Technology Co., Ltd.*                                   1,482,554
                                                                    ------------
                                                                      6,442,006
                                                                    ------------

            REAL ESTATE SERVICES                            4.5%
     27,900 Leopalace21 Corp.                                         1,015,064
    103,000 Mitsui Fudosan Co., Ltd.                                  2,167,682
     16,700 Sumitomo Real Estate Sales Co., Ltd.                      1,070,029
     50,500 Tokyu Livable, Inc.                                       3,089,422
                                                                    ------------
                                                                      7,342,197
                                                                    ------------

            RETAIL TRADE                                    7.8%
     84,400 Chiyoda Co., Ltd.                                         2,222,093
     25,300 Komehyo Co., Ltd.                                           468,858
        793 Link Theory Holdings Co., Ltd.                            4,743,203
     32,700 Nafco Co., Ltd.                                           1,526,827
        713 Narumiya International Co., Ltd.                          1,701,018
     52,100 Saizeriya Co., Ltd.                                         764,420
      1,800 Segami Medics Co., Ltd                                       44,477
     18,300 Sugi Pharmacy Co., Ltd.                                   1,074,315
                                                                    ------------
                                                                     12,545,211
                                                                    ------------

            RUBBER PRODUCTS                                 2.7%
    164,000 Bridgestone Corp.                                         3,332,680
    200,000 Toyo Tire & Rubber Co., Ltd.                              1,076,982
                                                                    ------------
                                                                      4,409,662
                                                                    ------------

            SERVICES                                        5.4%
        400 Cerebrix Corp.*+                                          1,685,341
         94 Gendai Agency, Inc.                                         426,090
        544 Intelligence, Ltd.                                        1,473,966
     49,700 Kyorits Maintenance Co., Ltd.                             2,286,712
        235 Round One Corp.                                           1,073,233
        400 SBS Co., Ltd.                                             1,704,086
      8,700 Sohgo Security Services Co., Ltd.                           128,686
                                                                    ------------
                                                                      8,778,114
                                                                    ------------

            TEXTILES & APPAREL                              2.8%
    180,000 Japan Vilene Co., Ltd.                                    1,306,693
    350,000 Sanyo Shokai Ltd.                                         3,211,775
                                                                    ------------
                                                                      4,518,468
                                                                    ------------
            TRANSPORT EQUIPMENT                             5.7%
     78,200 Nidec Tosok Corp.                                         1,203,333
    221,200 Suzuki Motor Corp.                                        4,504,477
     69,000 Toyota Motor Corp.                                        3,574,490
                                                                    ------------
                                                                      9,282,300
                                                                    ------------
            WAREHOUSING & HARBOR TRANSPORTATION SERVICES    5.1%
    133,400 Kintetsu World Express, Inc.                              3,978,188
    600,000 Nissin Corp.                                              2,469,220
        600 World Logi Co., Ltd.*                                     1,738,167
                                                                    ------------
                                                                      8,185,575
                                                                    ------------

            WHOLESALE TRADE                                 1.3%
     42,000 BMB Corp.                                                   221,514
     42,800 Misumi Corp.                                              1,881,719
                                                                    ------------
                                                                      2,103,233
                                                                    ------------

            TOTAL COMMON STOCKS  (Cost $124,162,255)                147,565,460

The accompanying notes are an integral part of the schedule of Investments.

                                SPARX Japan Fund
                            Portfolio of Investments
                                January 31, 2006
                                   (Unaudited)



            SHORT-TERM INVESTMENTS


 PRINCIPAL
  AMOUNT                                                               VALUE
------------                                                        ------------
            UMB Bank Money Market Fiduciary, 2.70%          8.5%
$13,786,304 (Cost $13,786,304)                                       13,786,304
                                                                    ------------
            TOTAL INVESTMENTS
            (Cost $137,948,559)                            99.8%    161,351,764
                                                                    ------------

            CASH AND OTHER ASSETS LESS LIABILITIES          0.2%        225,561
                                                                    ------------

            NET ASSETS                                    100.0%    $161,577,325
                                                                    ============

The accompanying notes are an integral part of the schedule of Investments.



*  Non-income producing.
+ When-issued security.

Exhibit A
SCHEDULE OF INVESTMENTS
SPARX JAPAN FUND



-------------------------------------------------------------------------------------------------------------------
FORWARD CURRENCY CONTRACT OPEN AT JANUARY 31, 2006
-------------------------------------------------------------------------------------------------------------------

                                     Contract Amount
                                     ---------------                           Currency            Unrealized
Settlement Date               Receive                   Deliver                Value               Gain
-------------------------------------------------------------------------------------------------------------------
February 28, 2006             16,809,624,421 JPY        $145,089,951 USD       $143,693,701        $1,396,250
-------------------------------------------------------------------------------------------------------------------
            Total                                                                                  $1,396,250
                                                                                                ===================


The accompanying notes are an integral part of the financial statements.

SUMMARY OF INVESTMENTS BY COUNTRY

                           Percent of
                           Investment
Country                    Securities              Value
----------------------  -----------------   ---------------------
Japan                              91.5%            $147,565,460
United States                       8.5%              13,786,304

                        -----------------   ---------------------
Total                             100.0%            $161,351,764
                        -----------------   ---------------------

                                SPARX JAPAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


Note 1 - Organization

SPARX Funds Trust (the "Trust") was established on July 24, 1995, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The SPARX Japan Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund seeks long term capital appreciation. To pursue this objective, the Fund normally invests at least 80% of its assets in equity securities of Japanese companies. The Fund commenced operations on October 31, 2003.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

a.   Investment Valuation

Equity securities are valued at the last reported sale price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. In fair valuing a portfolio security, relevant factors that may be considered include, (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuerof comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other investment companies to calculate their net asset values. Since the Fund invests in Japanese securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

                                SPARX JAPAN FUND
                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

b.   Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund's concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund's shares may be more volatile than funds that do not similarly concentrate their investments.

c.   Forward Contracts

The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Note 3 - Federal Income Tax Information

At January 31, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

               Cost of Investments                         $137,953,650
                                                           ============

               Gross Unrealized Appreciation               $ 24,699,037
               Gross Unrealized Depreciation                 (1,300,923)
                                                           ------------

               Net Unrealized Appreciation
                        on Investments                     $ 23,398,114
                                                           ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to foreign currency transactions.

Item 2.  Controls and Procedures

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit                    Description of Exhibit
         -------                    ----------------------
         A                          Certificate of Chief Executive Officer
         B                          Certificate of Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPARX Funds Trust

By:      /s/ Takashi Tsuchiya
         ---------------------
         Takashi Tsuchiya
         Chief Executive Officer

Date:    March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

         /s/ Takashi Tsuchiya
         ------------------------------
         Takashi Tsuchiya
         Chief Executive Officer
         March 29, 2006

         /s/ Hoi Fong
         ------------------------------
         Hoi Fong
         Chief Financial Officer
         March 29, 2006